Reinsurance (Effects of Reinsurance on Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premiums:
Direct premiums	$ 1,561	$ 2,063	$ 2,429
Reinsurance assumed	10	11	7
Reinsurance ceded	(965)	(813)	(608)
Net premiums	606	1,261	1,828
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	3,248	2,972	2,572
Reinsurance assumed	84	87	92
Reinsurance ceded	(996)	(798)	(708)
Net universal life and investment-type product policy fees	2,336	2,261	1,956
Other revenues:
Direct other revenues	259	231	209
Reinsurance assumed	0	0	0
Reinsurance ceded	333	280	299
Net other revenues	592	511	508
Policyholder benefits and claims:
Direct policyholder benefits and claims	3,732	4,139	4,277
Reinsurance assumed	15	23	20
Reinsurance ceded	(2,040)	(1,773)	(1,637)
Net policyholder benefits and claims	1,707	2,389	2,660
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances	1,089	1,185	1,206
Reinsurance assumed	73	71	68
Reinsurance ceded	125	109	85
Net interest credited to policyholder account balances	1,037	1,147	1,189
Other expenses:
Direct other expenses	1,568	2,562	2,781
Reinsurance assumed	28	33	48
Reinsurance ceded	63	125	152
Total other expenses	$ 1,659	$ 2,720	$ 2,981